EQUITY ANALYSTS INC.
                         REGISTERED INVESTMENT ADVISORS





                            ANALYSTS INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                                January 31, 2001



                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                             ANALYSTS INTERNET.FUND

                            ANALYSTS INVESTMENT TRUST
                                  ANNUAL REPORT
                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                             ANALYSTS INTERNET.FUND



                                    CONTENTS

                                                                         PAGE
                                                                         ----
Message from the Fund President/Portfolio Manager                         1


Performance Summary                                                       3


Statements of Assets and Liabilities                                      6


Analysts Stock Fund Schedule of Investments in Securities                 7


Analysts Fixed Income Fund Schedule of Investments in Securities          9


Analysts internet.fund Schedule of Investments in Securities             12


Statements of Operations                                                 14


Statements of Changes in Net Assets                                      15


Financial Highlights                                                     16


Notes to Financial Statements                                            18


Trustees and Officers                                                    21

               MESSAGE FROM THE FUND PRESIDENT/PORTFOLIO MANAGER
               -------------------------------------------------

ECONOMIC OUTLOOK
----------------

The United States real GDP grew 3.4% in 2000, just slightly below its long-term average of 3.5%. The quarter to quarter GDP change in 2000 peaked in the 2nd quarter at 1.4% and then fell to .3% in the 4th quarter. The economy is experiencing a slowdown in manufacturing because of excess inventories, which are being caused by a slump in consumer confidence. Consumers are pessimistic, which may be caused in part by a slumping stock market. The NASDAQ closed above 5000 in the 1st quarter of 2000 and has been correcting ever since. Many companies such as Intel, Dell, Yahoo, and Nortel have pre-announced lower than expected earnings, which has caused those stocks to decline 50-94% in value. What will turn the economy and the stock market around will be interest rates. The Fed has lowered the Fed Funds interest rate to 5.5% from 6.5% during the 1st quarter of 2001. This is the rate that banks charge each other for overnight loans to meet reserve requirements and is also used as a basis for determining other rates such as the prime rate and mortgage rates. When interest rates such as these are reduced, money supply generally increases and companies are more likely to make capital investments. This of course leads to more production, higher growth, and higher profits. The Fed must balance money supply growth, interest rates and inflation since excessive money supply growth will cause inflation.

If there is a recession in the 1st and 2nd quarters of 2001, it should be brief and mellow. The economy has too many positives that should prevent a major downturn. Interest rates are low, the federal budget is balanced, unemployment is low, and there are no major military conflicts. Of course these things can change, but there does not appear to be any major changes on the horizon. Forecasts show that the economy will have positive GDP growth by the 4th quarter. The economy should get a fiscal stimulus in the form of an income tax reduction possibly taking effect in the 4th quarter and being retroactive to January 1, 2001. With money market fund assets at a record $1.9 trillion, the outlook looks positive for the financial markets and economy.

                               Value/yield 1/31/01    Trailing six-month return
S&P 500                              1366.01                    -4.7%
NASDAQ                               2772.73                    -26.4%
Russell 2000 (small stocks)          508.34                       1.5%
10-year treasury bond                 5.18%                       5.6%
30-year treasury bond                 5.54%                       6.9%

ANALYSTS STOCK FUND
-------------------

The total return of the Stock Fund from August 1, 2000 through January 31, 2001 was -7.36%. This compares to an -8.44% rate of return for the Dow Jones World-Global Index (DJWG). Since inception of the Analysts Stock Fund (August 25, 1993), the average annual total return of the Analysts Stock Fund is 11.94% verses 9.38% for the DJWG.

The Analysts Stock Fund's six-month return and since inception return are higher than the DJWG's returns. This can be attributed to a slightly lower allocation to foreign stocks in the Analysts Stock Fund, a higher allocation of cash, and a more focused stock selection. The best performing stocks in the Analysts Stock Fund portfolio were Banc One, Kroger, P&G, and SBC Communications. The stock markets were generally down in the last six months (see indexes above), except for the small stock index. The Fund has approximately 16% of the portfolio allocated to small and mid-cap stocks also helping overall returns. The Fund's focus on value and growth, diversification, and the long term is responsible for these stock selections and the portfolio asset allocation, which maintains a blend of large capitalization stocks, small and medium capitalization stocks, value stocks, growth stocks, domestic stocks and foreign stocks. The Analysts Stock Fund will also continue to diversify between the major sectors including basic industries, capital goods, consumer, energy, financial, healthcare, technology, transportation, and utilities. The Fund will refocus on growth in the upcoming twelve months because of the forecast in the economic outlook above and the severe correction growth stocks have taken in the last twelve months. The growth style looks for accelerating earnings and high growth rates in market share, technology, and revenues and at the moment some growth stocks can be considered value stocks because of their depressed share prices.

ANALYSTS FIXED INCOME FUND
--------------------------

The total return of the Fixed Income Fund for the period August 1, 2000 through January 31, 2001 was 7.47%. This compares to a 6.85% rate of return for the Lehman Intermediate T-Bond Index (LITB) over the same period. Since inception of the Analysts Fixed Income Fund (August 25, 1993), the average annual return of the Analysts Fixed Income Fund was 4.18% verses 5.98% for the Lehman Intermediate T-Bond Index.

The six-month period ending January 31, 2001 was characterized by declining interest rates across the entire yield curve. The slowing economy and the Fed dropping Fed Fund by 100 basis points in January were responsible for the decline in rates. The 30 year treasury bond yield decreased from 5.72% to 5.54%, the 10 year treasury bond yield decreased from 5.83% to 5.16%, and the 5 year treasury bond yield decreased from 6.61% to 5.26%. The shorter maturities decreased more than the longer maturities and caused the yield curve to revert back to a more normal upward sloping shape. The Fed will probably decrease the Fed Fund another 100 basis points over the next six months, lowering short-term rates even further while keeping long term rates fairly steady.

Investment grade income securities have outperformed high yield securities (which have shown losses) over the last six months. Since the Analysts Fixed Income Fund is an investment grade blend of Government Bonds, Corporate Bonds, Mortgage Backed Securities, Preferred Stocks, Global Bond Funds and Real Estate Investment Trusts, the Fund has stayed slightly ahead of the pure treasury index and outperformed most other corporate income funds. The Fund's portfolio is more closely correlated with the Dow Jones Bond Index, whose total return was 7.75% during this six-month period. The Analysts Fixed Income Fund will continue to remain diversified between corporate debt, foreign debt, mortgage backed debt, preferred stocks, REIT's, and treasury bonds. The Fund will continue to focus specifically on undervalued closed end bond funds that trade below their net asset value. This approach allows the Fund to purchase a basket of bonds at a price below the aggregate market prices of the bonds. The most recent purchases of the Hatteras Income Fund and the Pioneer Interest Shares Fund have realized total returns over this six-month period of over 12%. The Analysts Fixed Income Fund will continue to use this approach while opportunities exist in the market to purchase these securities at below net asset value prices.

ANALYSTS INTERNET.FUND
----------------------

The total return of the internet.fund from August 1, 2000 through January 31, 2001 was -12.85%. This compares to a -42.83% rate of return for the Dow Jones Internet Composite Index (DJIC) for the same period. Since inception of the Analysts internet.fund (May 4, 1999), the average annual return of the Analysts internet.fund was 7.1% verses -22.75% for the DJIC Index.

The DJIC is 70% off its high set in March of 2000, while the internet.fund is down 35% from its high. Many dot.com stocks are 70-98% off their highs including Yahoo off 94%, Priceline.com off 98%, Amazon.com off 85%, and Ebay off 72%. The Analysts internet.fund avoided many of these losses by selecting mostly non-dot.com stocks that related to the Internet and focusing on value. Portfolio holdings such as Banc One, Citrix Systems, Qualcomm, and Barnes and Noble are up 23%, 235%, 29%, and 27% respectively in the last six months. With many internet companies' stock prices depressed below fair value, the Fund will begin to focus on buying stocks of these companies. The Fund will continue to require companies in the portfolio to have sound business plans and prospects for positive cash flows. The technology and internet sectors will continue to be volatile and therefore the Fund will also be volatile. Because of its narrow focus, the Fund's performance is closely tied to any factors, which may affect Internet companies and, as a result, is more likely to fluctuate than that of a fund, which is invested, in a broader range of companies. The Fund is not a complete investment program.



Lee Manzler
President and Portfolio Manager
January 31, 2001

                              ANALYSTS STOCK FUND
                         GROWTH OF A $10,000 INVESTMENT

Average Annual Total Return
for the Period Ending 12/31/00
1 Year:  -8.01%
5 Year:  11.08%
Since inception (8/25/93): 11.48%

Average Annual Total Return
For the Period Ending 1/31/01
1 Year: 0.21%
5 Year 11.55%
Since Inception (8/25/93): 11.89%

[GRAPH DELETED HERE]
Graph shows the comparison of a $10,000 investment for the period August 1993 through January 31, 2001 between the Analysts Stock Fund and the Dow Jones World Index.


                     ANALYSTS       DOW JONES
          DATE      STOCK FUND     WORLD INDEX
          ----      ----------     -----------
         Aug-93        1.0649          1.021
         Sep-93      1.079596       0.997721
         Oct-93      1.118893       1.019871
         Nov-93      1.082081       0.955925
         Dec-93      1.134454       0.998177
         Jan-94      1.183462       1.065853
         Feb-94      1.157426       1.049119
         Mar-94      1.097124       1.004427
         Apr-94      1.102281       1.031948
         May-94      1.095998       1.031845
         Jun-94      1.060159       1.029884
         Jul-94      1.098961       1.046877
         Aug-94      1.135226       1.069385
         Sep-94      1.126712       1.050457
         Oct-94      1.136852       1.071151
         Nov-94      1.094334        1.01845
         Dec-94      1.098164        1.02395
         Jan-95      1.097066       1.001218
         Feb-95      1.116045       1.011831
         Mar-95      1.144951       1.057768
         Apr-95      1.170598       1.093309
         May-95      1.202438         1.1014
         Jun-95      1.221437       1.098206
         Jul-95      1.264187       1.148504
         Aug-95      1.264945       1.127027
         Sep-95      1.288853       1.149905
         Oct-95       1.25225       1.132657
         Nov-95      1.289942       1.166863
         Dec-95      1.316128       1.199302
         Jan-96       1.33666       1.221489
         Feb-96       1.34762       1.224054
         Mar-96      1.357593       1.240211
         Apr-96      1.386645       1.270349
         May-96       1.40273        1.26857
         Jun-96      1.398242       1.269966
         Jul-96      1.350701       1.218659
         Aug-96      1.378256        1.23182
         Sep-96      1.413539       1.279861
         Oct-96      1.427957       1.281525
         Nov-96      1.506352       1.349702
         Dec-96      1.507557       1.326218
         Jan-97      1.558362       1.335899
         Feb-97      1.584854        1.35006
         Mar-97      1.562824       1.318468
         Apr-97      1.597832        1.35433
         May-97      1.680439       1.440195
         Jun-97      1.733037        1.50558
         Jul-97      1.830087       1.574385
         Aug-97      1.756884       1.478977
         Sep-97      1.845079       1.556476
         Oct-97      1.746921       1.464021
         Nov-97       1.76439       1.484517
         Dec-97      1.800208       1.497581
         Jan-98       1.81821       1.527832
         Feb-98      1.899847       1.632489
         Mar-98      1.996549       1.698115
         Apr-98      2.000143       1.710171
         May-98       1.95634       1.700936
         Jun-98      1.959275       1.728662
         Jul-98      1.908333       1.721055
         Aug-98      1.661968       1.480796
         Sep-98       1.73177        1.51056
         Oct-98      1.851609        1.65074
         Nov-98      1.946967       1.742026
         Dec-98      2.049182       1.822682
         Jan-99        2.0666       1.857677
         Feb-99      2.040975       1.802504
         Mar-99      2.051179       1.873883
         Apr-99      2.154149       1.957646
         May-99      2.106757       1.885213
         Jun-99        2.2043       1.977589
         Jul-99      2.182037       1.962361
         Aug-99       2.15367       1.964127
         Sep-99      2.123304       1.940165
         Oct-99      2.165133       2.031935
         Nov-99      2.218611       2.103865
         Dec-99      2.419839       2.268177
         Jan-00      2.303687       2.137757
         Feb-00      2.484757       2.163196
         Mar-00      2.618685       2.290176
         Apr-00      2.566835       2.179102
         May-00      2.439777       2.116998
         Jun-00      2.522242       2.182201
         Jul-00      2.491975         2.1235
         Aug-00      2.645979        2.25537
         Sep-00      2.393023       2.136286
         Oct-00      2.394459       2.127314
         Nov-00      2.232115       1.959681
         Dec-00      2.225865       1.969284
         Jan-01      2.143285       2.039193

Past performance is not predictive of future results.

Return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost.

                           ANALYSTS FIXED INCOME FUND
                         GROWTH OF A $10,000 INVESTMENT

Average Annual Total Return
for the Period Ending 12/31/00
1 Year:  12.32%
5 Year:   4.27%
Since inception (8/25/93):  3.87%

Average Annual Total Return
For the Period Ending 1/31/01
1 Year: 14.11%
5 Year  4.53%
Since Inception (8/25/93):  4.17%

[GRAPH DELETED HERE]
Graph shows the comparison of a $10,000 investment for the period August 1993 through January 31, 2001 between the Analysts Fixed Income Fund and the Lehman Intermediate T-Bond Index.

                                 LEHMAN INTERMEDIATE
   DATE          FIXED INCOME       T-BOND INDEX
   ----          ------------    -------------------
  Aug-93              0.9885           1.0034
  Sep-93           0.9851391       1.00771462
  Oct-93         0.985040586       1.00912542
  Nov-93         0.969082929      1.004180706
  Dec-93         0.969858195      1.008599101
  Jan-94         0.991292061      1.018584232
  Feb-94         0.978702652      1.005444496
  Mar-94         0.945426762      0.991167184
  Apr-94         0.944954048      0.984427247
  May-94         0.943158636      0.985411674
  Jun-94         0.925898833      0.986002921
  Jul-94         0.942287242      0.998327958
  Aug-94         0.939743066      1.001223109
  Sep-94         0.922451794      0.992712712
  Oct-94         0.908153791      0.993407611
  Nov-94         0.901251822      0.988639255
  Dec-94         0.908101336      0.988243799
  Jan-95         0.929260097      1.004846295
  Feb-95         0.954628898      1.024440797
  Mar-95         0.957397322      1.029665446
  Apr-95         0.970800884      1.041712531
  May-95         1.013807363      1.071088825
  Jun-95         1.016747405       1.07826512
  Jul-95         1.014002187       1.07826512
  Aug-95         1.024040808      1.086891241
  Sep-95         1.034588429      1.093956034
  Oct-95         1.044520478      1.106317737
  Nov-95         1.056532463      1.119925445
  Dec-95         1.072591757      1.131348685
  Jan-96         1.085570117      1.141304553
  Feb-96         1.067006868      1.128293681
  Mar-96         1.063165643      1.122877872
  Apr-96         1.057105599       1.11939695
  May-96         1.059959784      1.118949191
  Jun-96         1.068651454      1.130921948
  Jul-96         1.073032925      1.134314714
  Aug-96         1.075608204      1.134768439
  Sep-96         1.091419645      1.149406952
  Oct-96         1.112702328      1.168257226
  Nov-96         1.136514158      1.182393139
  Dec-96         1.138559883      1.176362934
  Jan-97         1.138673739      1.180244931
  Feb-97         1.148238599      1.181661225
  Mar-97         1.128718543      1.175162089
  Apr-97         1.140005728      1.188206388
  May-97         1.153571796      1.197355577
  Jun-97         1.168683587      1.207652835
  Jul-97         1.202224806      1.230235943
  Aug-97         1.189120555      1.225191976
  Sep-97         1.214448823      1.238791607
  Oct-97         1.213477264      1.253409347
  Nov-97         1.227189557      1.256041507
  Dec-97          1.24326574      1.266592256
  Jan-98         1.261293094      1.283437933
  Feb-98          1.25650018       1.28164112
  Mar-98          1.25712843      1.285742371
  Apr-98         1.252602768       1.29178536
  May-98         1.257112137      1.300569501
  Jun-98          1.25736356      1.309413373
  Jul-98         1.253842942      1.314651027
  Aug-98         1.221869947      1.340549652
  Sep-98         1.269645062      1.373125009
  Oct-98         1.261900227      1.376008571
  Nov-98         1.267452588      1.370504537
  Dec-98         1.262129287      1.376123606
  Jan-99         1.265158397      1.381352875
  Feb-99         1.237577944      1.361461394
  Mar-99         1.242899529      1.370855477
  Apr-99         1.261170153      1.374968044
  May-99         1.250450206      1.366168248
  Jun-99         1.246073631      1.368354118
  Jul-99         1.231743784      1.369585636
  Aug-99         1.222259357      1.372598725
  Sep-99         1.218592579      1.383442255
  Oct-99          1.21664283      1.384825697
  Nov-99         1.189268367      1.385795075
  Dec-99         1.176662122      1.382469167
  Jan-00         1.187016749      1.378874747
  Feb-00         1.190340396      1.388664758
  Mar-00         1.197958574      1.406023067
  Apr-00         1.204187959      1.405038851
  May-00         1.201297908      1.410940014
  Jun-00         1.239499181      1.431398644
  Jul-00         1.260322767      1.440845875
  Aug-00         1.272421866      1.455974757
  Sep-00         1.278911217      1.468204945
  Oct-00         1.276481286      1.477454636
  Nov-00         1.286948433      1.498729983
  Dec-00         1.321567346      1.523309155
  Jan-01         1.354474372      1.539608563


Past performance is not predictive of future results.

Return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost.

                             ANALYSTS INTERNET.FUND
                         GROWTH OF A $10,000 INVESTMENT

Average Annual Total Return
for the Period Ending 12/31/00
1 Year:  -34.00%
Since inception (5/4/99):  -3.59%

Average Annual Total Return
For the Period Ending 1/31/01
1 Year: -21.95%
Since Inception (5/4/99):  7.10%

[GRAPH DELETED HERE]
Graph shows the comparison of a $10,000 investment for the period May 1999 through January 31, 2001 between the Analysts Internet.Fund and the Dow Jones Internet Index.


                                       DOW JONES
          DATE     INTERNET.FUND     INTERNET INDEX
         ------    -------------     --------------
         May-99        1.0266             0.925
         Jun-99      1.100926          0.970418
         Jul-99      1.035201          0.824273
         Aug-99      1.029403          0.837379
         Sep-99      1.071094          0.922038
         Oct-99      1.101192          0.976161
         Nov-99      1.267913          1.200288
         Dec-99      1.425641          1.576578
         Jan-00      1.444887          1.484348
         Feb-00      1.658875          1.752421
         Mar-00      1.590197          1.508835
         Apr-00      1.444694          1.176891
         May-00      1.336342          0.943043
         Jun-00      1.343291          1.130708
         Jul-00      1.293992           1.04387
         Aug-00      1.414981          1.262665
         Sep-00      1.291028          1.125919
         Oct-00      1.201302          0.900284
         Nov-00      1.008012          0.577172
         Dec-00       0.94108          0.535674
         Jan-01      1.127885          0.596794


Past performance is not predictive of future results.

Return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost.


ANALYSTS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2001

                                                STOCK      FIXED INCOME
                                                FUND           FUND        INTERNET.FUND
                                                ----           ----        -------------
ASSETS

Unaffiliated Issue
Investment securities, at value              $ 8,902,562    $ 4,288,576    $ 1,737,647
Dividends and interest receivable                  9,209         37,200          1,635
Receivable for investment security sold ..           383
Cash                                               1,136           (138)         1,298
                                             -----------    -----------    -----------
Total Assets                                   8,912,907      4,326,021      1,740,580

LIABILITIES

Payable for investment security purchased
Management fee payable                            15,641          5,787          4,333
                                             -----------    -----------    -----------
Total Liabilities                                 15,641          5,787          4,333
                                             -----------    -----------    -----------
NET ASSETS                                   $ 8,897,266    $ 4,320,234    $ 1,736,247
                                             ===========    ===========    ===========

Net assets consist of:

Capital shares                               $ 7,606,794    $ 4,558,588    $ 1,922,442
Accumulated undistributed net investment
   income (loss)                                 (31,426)        17,654        (35,722)
Accumulated net realized gains (losses)
   from securities transactions                 (222,537)      (109,159)        14,680
Net unrealized appreciation (depreciation)
   on investments                              1,544,435       (146,849)      (165,153)
                                             -----------    -----------    -----------

NET ASSETS                                   $ 8,897,266    $ 4,320,234    $ 1,736,247
                                             ===========    ===========    ===========

Net asset value, offering price, and
   redemption price per share                $     22.55    $     13.21    $     10.74
                                             ===========    ===========    ===========
Fund shares outstanding                          394,519        327,039        161,485
                                             ===========    ===========    ===========


                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 2001

COMMON STOCK:  89.5%

Large Capitalization U.S. Stocks:           35.7%

      SHARES                                                        VALUE
      ------                                                        -----

       5,500           Abbott Laboratories                      $    246,730
       4,900           Banc One Corporation                          192,080
       7,300           Cincinnati Financial Corporation              259,606
       6,600           Dell Computer Corporation *                   172,425
       3,000           Diamonds Trust                                326,010
       7,600           Intel Corporation                             281,200
       9,000           Kroger Co. *                                  220,950
      21,000           Office Depot Inc.                             210,420
      17,400           Oracle Corporation *                          506,775
       3,000           Procter & Gamble Corporation                  215,520
       2,100           S&P 500 Depository Trust                      287,742
       5,395           SBC Communications Inc.                       260,848
                                                                 -----------
                       Total (Cost:  $2,690,993)                   3,180,306

Small/Medium Capitalization U.S. Stocks:  15.8%

       8,200           Airborne Freight Corporation                  111,602
      12,800           Dallas Semiconductor Corporation              475,904
       3,600           S&P 400 Deposit Receipt                       348,300
       3,000           iShares Russell 2000                          302,700
       1,500           iShares S&P Smallcap 600                      169,845
                                                                 -----------
                       Total (Cost:  $1,075,265)                   1,408,351


* Non-dividend paying investment.




                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 2001

Foreign Stocks:  34.3%

      SHARES                                                   VALUE
      ------                                                   -----
       8,200           Cadbury Schweppes PLC              $    212,380
       4,500           DaimlerChrysler Corporation             213,885
      10,000           Elan Corporation                        502,000
       5,800           Royal Dutch                             350,030
       3,200           TDK Corporation ADR                     284,800
       7,500           Vodafone Group PLC ADR                  262,275
       9,800           WEBS-Italy                              223,832
      26,000           WEBS-Japan                              286,000
      13,000           WEBS-United Kingdom                     231,790
       7,600           WPP Group PLC ADR                       484,025
                                                           -----------
                       Total (Cost:  $2,394,268)             3,051,017

Natural Resources Stocks:  3.6

       9,800           First Industrial Realty
                        Trust Inc. (Cost: $256,644)            321,930
                                                           -----------

TOTAL COMMON STOCK (COST: $6,417,170)                        7,961,604

MONEY MARKET MUTUAL FUND:  10.6

     940,958           Firstar Stellar
                          Treasury Fund (Cost: $940,958)       940,958
                                                           -----------

TOTAL INVESTMENT SECURITIES AT VALUE
     (COST:  $7,358,128)  100.0%                             8,902,562
ALL OTHER ASSETS LESS LIABILITIES  0.0%                         (5,296)
                                                           -----------
NET ASSETS  100%                                           $ 8,897,266
                                                           ===========


* Non-dividend paying investment.




                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 2001

COMMON STOCK:  29.2%

Real Estate Investment Trusts:  7.9%

      SHARES                                                                          VALUE
      ------                                                                          -----
       1,400           Carramerica Realty Corporation                          $      42,210
       3,580           Commercial Net Lease Realty Inc.                               40,991
       3,200           First Industrial Realty Trust Inc.                            105,120
       1,599           Health Care Properties Investors Inc.                          50,752
       1,500           Hospitality Properties Trust                                   38,250
       2,350           HRPT Properties Trust                                          18,683
         235           Senior Housing Properties Trust                                 2,644
       1,650           Simon Property Group Inc.                                      43,444
                                                                                ------------
                       Total (Cost:  $330,655)                                       342,094

Closed End Mutual Funds:  21.3%

      10,900           Dresner RCM Global Strategic Income                            76,300
      11,700           Duff & Phelps Utilities and Corporate Bond Trust              150,930
       4,900           Hatteras Income Securities Inc.                                68,796
       9,000           Pioneer Interest Shares                                       107,910
      19,800           Putnam Premier Income Trust                                   130,878
       6,294           Scudder Global High Income Fund Inc.                           35,939
       9,200           Templeton Emerging Markets Income                              98,900
      20,000           Templeton Global Government Income Trust                      119,600
      20,000           Templeton Global Income Fund Inc.                             132,400
                                                                                 -----------
                       Total (Cost:  $1,113,802)                                     921,653
                                                                                 -----------

TOTAL COMMON STOCK (COST:  $1,444,457)                                             1,263,747




                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 2001

PREFERRED STOCKS:  6.3%

      SHARES                                                                      VALUE
      ------                                                                      -----
       2,000   Carolina Power & Light Company                                $    51,600
       2,000   Citigroup Cap I PFD                                                51,120
       2,000   Consolidated Edison PFD                                            49,500
       2,000   UNUM Corporation MIDS                                              50,140
       3,000   Vornado Realty Trust                                               70,470
                                                                               -----------
TOTAL PREFERRED STOCK (COST:  $274,813)                                          272,830

CORPORATE BONDS:  31.7%

      FACE
      ----

       5,000   First Chicago Corporation 11.25%, 2/20/01                           5,012
       5,000   Bankamerica Corporation 8.375%, 3/15/02                             5,149
     100,000   Associates Corporation 6.375%, 7/15/02                            101,430
     100,000   Sony Corporation 6.125%, 3/4/03                                   101,330
     100,000   Kentucky Power Company 6.65% 5/01/03                              100,990
      10,000   General Motors Corporation 8.875%, 5/15/03                         10,621
      10,000   Consolidated National Gas Company 5.75%, 8/01/03                    9,946
      50,000   New York Telephone Company 5.625%, 11/01/03                        49,825
      50,000   American Telephone & Telegraph Company 6.75%, 4/1/04               49,970
      50,000   Nationsbank Corporation 7.75%, 8/15/04                             52,525
      10,000   Southwestern Bell 5.75%, 9/1/04                                     9,894
     100,000   Salomon Smith Barney 6.25%, 1/15/05                               100,550
      50,000   Pacific Bell Telephone Company 6.25%, 3/1/05                       50,580
      50,000   U.S. West Communications Inc. 6.125%, 11/15/05                     48,985
     150,000   Loews Corporation 6.75%, 12/15/06                                 148,665
     100,000   Household Bank CD 7.20%, 4/12/07                                  107,460
     100,000   Entergy Mississippi Corporation 6.45%, 4/1/08                      99,170
     100,000   GE Capital Corporation 8.65%, 5/15/09                             116,030
      30,000   Chemical Banking Corporation 7.5%, 5/15/10                         29,976
      50,000   Citicorp 7.0%, 12/15/10                                            49,295
      50,000   J.P. Morgan 6.610% 12/15/10                                        48,790
      10,000   Caterpillar Inc. 9.375%, 8/15/11                                   12,069
      50,000   Aetna Services, Inc. 6.75%, 9/15/13                                50,010
      10,000   International Business Machines Corp. 8.375%, 11/1/19              11,701
                                                                             ------------
TOTAL CORPORATE BONDS (COST:  $1,346,203)                                      1,369,973


                 See accompanying notes to financial statements.





ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 2001

U.S. GOVERNMENT OBLIGATIONS:  2.5%

  FACE                                                                             VALUE
  ----                                                                             -----

100,000            United States Treasury Notes 6.5%, 10/15/06                 $   106,580
                                                                               -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST:  $99,859)                                 106,580

MORTGAGE BACKED OBLIGATIONS:  7.1%

   1,121           Paine Webber CMO Trust Series 1988-I, 8.6%, 4/1/18                1,158
     581           FHLMC REMIC 1991 Trust 1177 Class 1, 6.95%, 1/15/21                 574
  13,168           FNMA REMIC Series 93-160L, 6.5%, 7/25/22                         12,964
   9,381           FNMA REMIC 1992 Trust G53 Class J, 7.0%, 9/25/22                  9,189
  12,000           FNMA 1993 Trust 122 Class L, 6.5%, 1/25/23                       11,777
  20,000           FNMA REMIC 1993 Trust G 10 Class J, 5.0%, 3/25/23                18,018
  20,000           FHLMC REMIC 1993 Trust 1497 Class Q, 7.0%, 4/15/23               19,818
  20,000           FHLMC REMIC 1993 Trust 1602 Class BB, 6.1%, 4/15/23              17,830
  12,000           FHLMC REMIC 1993 Trust 1503 Class H, 7.0%, 5/15/23               11,714
  12,000           FNMA REMIC 1993 Trust 50 Class L, 7.0%, 5/25/23                  12,122
   4,000           FHLMC REMIC 1993 Trust G13 Class D, 6.75%, 6/25/23                3,996
  75,000           First Plus Home Loan Owner Trust 1998-3, 7.42%,5/10/24           71,700
 100,000           Empire Federal Home Loan Owner Trust 1998-2 9.03%, 6/25/24       87,700
  30,000           Green Tree Financial Corp TST 1997-A, 7.87%, 3/15/28             30,147
                                                                               -----------
TOTAL MORTGAGE BACKED OBLIGATIONS (COST:  $303,355)                                308,707

MONEY MARKET MUTUAL FUND:  22.4%

 966,738           Firstar Stellar Treasury Fund (Cost $966,738)                   966,738
                                                                               -----------

TOTAL INVESTMENT SECURITIES AT VALUE (COST:  $4,435,425)  99.3%                  4,288,575

ALL OTHER ASSETS LESS LIABILITIES 0.7%                                              31,658
                                                                               -----------
NET ASSETS  100%                                                               $ 4,320,233
                                                                               ===========




                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS INTERNET.FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 2001

COMMON STOCK:  78.0%

Large Capitalization U.S. Stocks:  53.3%

      SHARES                                                                VALUE
      ------                                                                -----
       1,600           Amazon.com Inc.*                               $      27,700
       3,800           American Power Conversion                             62,225
       1,750           AOL Time Warner                                       91,980
       1,500           AT&T Corp.                                            35,985
          22           Avaya Inc.                                               385
         400           Banc One Corporation                                  15,680
       1,560           Citrix Systems Inc. *                                 55,965
       3,240           Dell Computer Corporation *                           84,645
       5,411           Earthlink, Inc. *                                     45,317
         400           IBM Corp.                                             44,800
       1,800           Kemet Corp. *                                         41,400
         264           Lucent Technologies Inc.                               4,910
         200           Microsoft Corporation *                               12,212
       1,350           Motorola                                              30,794
       1,200           NASDAQ 100 Index Shares                               77,160
       4,000           Oracle Corporation *                                 116,500
         800           Qualcomm Inc. *                                       67,250
         628           S1 Corp                                                6,319
       1,600           Sun Microsystems Inc. *                               48,900
       2,408           Terra Lycos Inc.                                      39,281
       2,690           Walt Disney Internet Group                            15,683
                                                                       ------------
                       Total (Cost:  $1,096,123)                            925,091

Small/Medium Capitalization U.S. Stocks:  21.0%

       2,660           Barnes & Noble Inc. *                                 68,362
         770           Black Box Corporation *                               55,440
       2,400           Boundless Technologies *                               6,360
       3,600           Cabletron Systems Inc. *                              74,160
       1,000           Convera Corp. *                                       18,812
       2,400           Innodata Corporation *                                34,200
       1,157           OpenTV Corp *                                         27,551
       2,200           R.H. Donnelly Corp.                                   53,570
       3,500           Vocaltec LTD *                                        25,594
                                                                       ------------
                       Total (Cost:  $310,073)                              364,049

* Non-dividend paying investment.


                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS INTERNET.FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 2001

Foreign Stocks:  3.7%

      SHARES                                                                 VALUE
      ------                                                                 -----
       1,120           Nortel Networks Corporation                             42,818
       3,510           Pacific Internet LTD *                                  21,937
                                                                          -----------
                       Total (Cost:  $112,868)                                 64,755
                                                                           ----------
TOTAL COMMON STOCK (COST:  $1,519,048)                                      1,353,895

MONEY MARKET MUTUAL FUND:  22.1%

     383,751           Firstar Stellar Treasury Fund (Cost $383,751)          383,751
                                                                          -----------

TOTAL INVESTMENT SECURITIES AT VALUE (COST:  $1,902,799)  100%              1,737,646
ALL OTHER ASSETS LESS LIABILITIES 0.0%                                         (1,399)
                                                                          -----------
NET ASSETS  100%                                                          $ 1,736,247
                                                                          ===========

*Non-dividend paying investment.





                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2001
(UNAUDITED)




                                                                                FIXED INCOME
                                                          STOCK FUND                FUND               INTERNET.FUND
                                                          ----------                ----               -------------
INVESTMENT INCOME:
Dividends                                                    111,839             $  92,460            $   15,541
Interest                                                                            61,760
                                                          ----------            ----------            -----------
     Total Investment Income                                 111,839               154,220                15,541

EXPENSES:

Management Fee                                                91,555                30,868                28,567
                                                          ----------            ----------             ---------
NET INVESTMENT INCOME (LOSS)                                  20,284               123,352               (13,026)

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:

Net realized gains (losses) from security
   transactions                                             (222,537)                2,901                38,201
Net change in net unrealized appreciation
   (depreciation) on investments                            (508,976)              174,549              (295,643)
                                                          -----------          -----------             ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS                                  (731,513)              177,450              (257,442)
                                                          -----------          -----------             ----------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                             $ (711,229)         $    300,802            $ (270,468)
                                                          ===========          ===========             ==========



                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JANUARY 31, 2001(UNAUDITED) AND
YEAR ENDED JULY 31, 2000


                                                       STOCK FUND                 FIXED INCOME FUND             INTERNET.FUND
                                                       ----------                 -----------------
FROM OPERATIONS:                                  2001             2000         2001            2000          2001            2000
                                                  ----             ----         ----            ----          ----            ----

Net investment income (loss)                 $    20,284    $   (17,679)   $   123,352    $   237,770    $   (13,026)   $   (20,682)
Net realized gains (losses) from
  security transactions                         (222,537)       588,390          2,901       (112,060)        38,201        (23,521)
Net change in net unrealized
  appreciation  (depreciation) on investments   (508,976)       670,579        174,549        (32,207)      (295,643)       144,817
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets from
   operations                                   (711,229)     1,241,290        300,802         93,503       (270,468)       100,614

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                                                     123,907        239,520
From capital gains                               588,390      1,696,862                        14,744
                                             -----------    -----------    -----------    -----------    -----------    -----------


Decrease in net assets from distributions
    to shareholders                              588,390      1,696,862        123,907        254,264

FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                      1,373,590      1,591,728        450,858        512,501        233,608      1,407,982
Net asset value of shares issued from
   reinvestment of distributions to
   shareholders                                  588,390      1,696,862        111,015        227,788
Payment for shares redeemed                   (1,402,357)    (2,168,145)      (315,174)      (549,959)      (347,524)      (141,853)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) from fund share
   Transactions                                  559,623      1,120,445        246,699        190,330       (113,916)     1,266,129
                                             -----------    -----------    -----------    -----------    -----------    -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS                                 (739,996)       664,873        423,594         29,569       (384,384)     1,366,743

NET ASSETS:

Beginning of period                            9,635,541      8,970,668      3,896,148      3,866,579      2,118,724        751,981
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of period                                $ 8,895,547    $ 9,635,541    $ 4,319,742    $ 3,896,148    $ 1,734,339    $ 2,118,724
                                             ===========    ===========    ===========    ===========    ===========    ===========

Accumulated undistributed net
   investment income                         $   (31,426)   $   (51,710)   $    17,654    $    18,209    $   (35,722)   $   (22,695)
                                             ===========    ===========    ===========    ===========    ===========    ===========




                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - STOCK FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 2000, 1999, 1998,
AND 1997 AND FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                                                    2001          2000          1999         1998         1997
                                                                    ----          ----          ----         ----         ----

Net asset value, beginning of period                                26.15        $28.41        $24.99       $24.18       $18.28
Income from investment operations:
   Net investment income                                             0.05        (0.05)          0.02         0.09         0.32
   Net realized and unrealized gains on securities                  (2.07)        2.35           3.56         0.93         6.06
                                                                  ---------     -------       -------       -------      ------
Total from investment income                                       (2.02)         2.30           3.58         1.02         6.38

Less distributions:
    Dividends from net investment income                                           0.00        (0.16)       (0.06)       (0.35)
    Dividends from capital gains                                   (1.58)        (4.56)                     (0.15)       (0.13)
                                                                  ---------     -------       -------       -------      ------

Total distributions                                                (1.58)        (4.56)        (0.16)       (0.21)       (0.48)
                                                                  ---------     -------       -------       -------      ------

Net asset value, end of period                                     $22.55        $26.15        $28.41       $24.99       $24.18
                                                                  =========    ========       =======       =======      ======

Total return                                                      (7.36)%        14.21%        14.36%        4.25%       35.47%
                                                                  =========    ========       =======       =======      ======

Ratios/Supplemental Data:
  Net assets, end of period (thousands)                            $8,896        $9,636        $8,971       $8,182       $3,642
  Ratio of expenses to average net assets                           2.00%         2.00%         2.00%        2.00%        2.00%
  Ratio of net investment income to average net assets              0.22%       (0.19)%         0.08%        0.37%        1.54%
  Portfolio turnover rate                                           7.53%         0.00%        89.30%        5.47%        5.11%

--------------------------------------------------------------------------------


ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - FIXED INCOME FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 2000, 1999, 1998,
AND 1997 AND FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                                                2001          2000           1999          1998          1997
                                                                ----          ----           ----          ----          ----

Net asset value, beginning of period                     $      12.67    $    13.24  $      14.27  $      14.43  $      13.62
Income from investment operations:
   Net investment income                                         0.39          0.78          0.78          0.80          0.79
   Net realized and unrealized gains on securities               0.54         (0.51)        (1.03)        (0.18)         0.78
                                                             ---------     ---------     ---------     ---------     ---------
Total from investment income                                     0.93          0.27         (0.25)         0.62          1.57

Less distributions:
    Dividends from net investment income                        (0.39)        (0.79)        (0.78)        (0.78)        (0.76)
    Dividends from capital gains                                (0.05)
                                                            ---------      ---------     ---------     ---------     ---------

Total distributions                                             (0.39)        (0.84)        (0.78)        (0.78)        (0.76)
                                                            ---------      ---------     ---------     ---------     ---------

Net asset value, end of period                           $      13.21    $    12.67  $      13.24  $      14.27  $      14.43
                                                            =========      =========     =========     =========     =========

Total return                                                     7.47%         2.32%        (1.77)%        4.30%        12.05%
                                                            =========      =========     =========     =========     =========

Ratios/Supplemental Data:
  Net assets, end of period (thousands)                         4,320     $   3,896     $   3,867     $   4,672     $   4,025
  Ratio of expenses to average net assets                        1.50%         1.50%         1.50%         1.50%         1.50%
  Ratio of net investment income to average net assets           3.01%         6.24%         5.57%         5.50%         5.63%
  Portfolio turnover rate                                        0.00%        11.30%         9.70%         9.91%         0.97%


                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - INTERNET.FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR ENDED JULY 31, 2000, THE PERIOD FROM
INCEPTION (MAY 4, 1999) THROUGH JULY 31, 1999, AND FOR THE SIX MONTHS ENDED
JANUARY 31, 2001

                                                               2001           2000        1999
                                                               ----           ----        ----

Net asset value, beginning of period                            12.32  $       9.86  $     9.52
Income from investment operations:
   Net investment income                                        (0.08)        (0.17)      (0.04)
   Net realized and unrealized gains on securities              (1.50)         2.63        0.38
                                                             ---------     ---------     -------

Total from investment income                                    (1.58)         2.46        0.34
                                                             ---------     ---------     -------

Net asset value, end of period                                  10.74  $      12.32  $     9.86
                                                             =========     =========     =======

Total return                                                   (12.85)%       24.99%      14.77%*
                                                             =========     =========     =======

Ratios/Supplemental Data:
  Net assets, end of period (thousands)                     $   1,734     $   2,119     $   752
  Ratio of expenses to average net assets                        3.00%         3.00%       3.00%
  Ratio of net investment income to average net assets          (0.69)%       (1.32)%     (1.68)%
  Portfolio turnover rate                                        5.99%         1.36%       0.00%

*Annualized


                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

1.      SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

        Analysts Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open end management investment company. The Trust was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (Stock Fund), Analysts Fixed Income Fund (Fixed Income Fund), and the Analysts internet.fund (internet.fund) (The Funds). The Stock Fund's investment objective is to provide long term capital appreciation. The Fixed Income Fund's investment objective is to provide a high level of income over the long term consistent with preservation of capital. The internet.fund's objective is to provide long term growth through capital appreciation. The following is a summary of the significant accounting policies of the Trust:

        SECURITIES VALUATION - Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last sale price as of the close of business on the day the securities are being valued. Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (The Advisor) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their bid price. Fixed income securities may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. Effective June, 2000, corporate bonds and mortgage backed obligations are valued using the Advisor's proprietary bond pricing model, which has been approved by the Board of Trustees. When market quotations or pricing service prices or prices from the Advisor's bond pricing model are not readily available, when the Advisor determines a proposed price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Repurchase agreements are valued at cost, which approximates fair value. It is the policy of the Funds that their custodian take possession of the underlying collateral securities. Collateral is marked to market daily to ensure that the fair value of the underlying assets equals or exceeds the value of the seller's repurchase obligation. In the event of a bankruptcy or another default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses. The loss would equal the amount by which the carrying value of the repurchase agreement(s) exceeded the proceeds received in liquidation of the underlying collateral securities. To minimize the possibility of loss, the Funds enter into repurchase agreements only with institutions deemed to be creditworthy by the Advisor, including the bank that serves as custodian for the Funds.

        OPTIONS ACCOUNTING PRINCIPLES - When a put or call option is written, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written at which time an unrealized gain or loss is recognized. The current fair value of a traded option contract is the last sale price or, in the absence of a last sale price, the mean between the last bid and ask price, or in the absence of either of these two prices, fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. When a written option contract expires or is terminated (closing purchase transaction), a realized gain (or realized loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) is recorded without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised by the holder, a gain or loss from the underlying security is realized and the proceeds from such a sale are increased by the premium originally received. When a put or call option is written, the Funds must maintain a margin account with its custodian or the broker with a maintenance margin determined on a daily basis as the value of the underlying investment fluctuates.

        SHARE VALUATION - The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of shares outstanding.

        INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly. Net realized capital gains, if any, are distributed to shareholders at least once per year.

        SECURITY TRANSACTIONS - Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed. Securities sold are valued on a specific identification basis.

        USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires the Advisor to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Advisor believes that the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

        FEDERAL INCOME TAXES - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made. In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

2.      INVESTMENT TRANSACTIONS

        Investment transactions in the Stock Fund, Fixed Income Fund and internet.fund for the six months ended January 31, 2001 are as follows:


                                                                          FIXED
                                                     STOCK FUND        INCOME FUND     INTERNET.FUND
                                                     ----------        -----------     -------------
        Purchase of investment securities             $645,003      $       -            $ 211,527
        Proceeds from sales and maturities
          of investment securities                     620,454            147,355           81,630


        There were no sales of U.S. Government Securities by any of the funds during this period. There were no purchases of U.S. Government Securities by any of the funds during the year.

3.      TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

        The President and Treasurer, and the Vice President and Secretary of the Trust are shareholders and employees of Equity Analysts, Inc., registered investment advisor to the Trust. In addition, each of these individuals is a shareholder of the Funds. Each Fund's investments are managed by the Advisor under the terms of Management Agreements.

        Under the Management Agreements, the Advisor pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. As compensation for investment advisory services and the Advisor's agreement to pay the above Fund expenses, each Fund pays the Advisor a fee, computed and accrued daily, based upon the following rates:


                                                                      FIXED
             AVERAGE DAILY ASSETS                 STOCK FUND       INCOME FUND     INTERNET.FUND
             --------------------                 ----------       -----------     -------------

        Up to and including $20 million            2.00%             1.50%             3.00%
        From $20 million to $40 million            1.75%             1.25%             2.75%
        From $40 million to $100 million           1.50%             1.00%             2.50%
        Above $100 million                          .75%              .75%             2.25%


4.      FUND SHARE TRANSACTIONS

Proceeds and payments on shares of the Funds as shown in the Statements of Changes in Net Assets are the result of the following share transactions:


                                                           FIXED       INTERNET.
                                         STOCK FUND     INCOME FUND      FUND
                                         ----------     -----------      ----
        Shares sold                        54,418          35,315        20,575
        Shares issued from reinvestment
           of distributions                27,064           8,691           -
        Shares redeemed                   (55,476)        (24,575)      (31,023)
                                         --------         -------      --------
        Net increase                       26,006          19,431       (10,448)
        Shares at beginning of period     368,513         307,608       171,933
                                         --------        --------    ----------
        Shares at end of period           394,519         327,039       161,485
                                         ========        ========      ========

5.      SECURITY TRANSACTIONS

        For Federal income tax purposes, the cost of investments owned at January 31, 2001 was the same as identified cost. At January 31, 2001, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) by Fund was as follows:

                               GROSS            GROSS        NET APPRECIATION
                            APPRECIATION     DEPRECIATION      (DEPRECIATION)
                            ------------     ------------      --------------
      Stock Fund           $ 2,059,998        $ (515,563)      $ 1,544,435
      Fixed Income Fund        108,373          (255,222)         (146,849)
      internet.fund            228,866          (394,019)         (165,153)

TRUSTEES AND OFFICERS

David Lee Manzler Jr.
President, Treasurer & Trustee

Craig J. Hunt
Secretary

Walter E. Bowles, III
Trustee

Robert W. Buechner
Trustee

James Todd
Trustee

Chetan Demania
Trustee
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
Equity Analysts Inc.
9200 Montgomery Road
Suite 13A
Cincinnati, OH 45242
513-792-5400
513-984-2411 (Fax)

CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

GENERAL COUNSEL
Brown, Cummins & Brown Co., L.P.A.
441 Vine Street
3500 Carew Tower
Cincinnati, OH  45202

AUDITORS
Berge & Company LTD
20 West 9th Street
Cincinnati, OH 45202